EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The components of basic and diluted EPS were as follows:

(In millions, except per share amounts)

Year Ended June 30,	2024	2023	2022

Net income available for common shareholders (A)	$88,136	$72,361	$72,738

Weighted average outstanding shares of common stock (B)	7,431	7,446	7,496
Dilutive effect of stock-based awards	38	26	44

Common stock and common stock equivalents (C)	7,469	7,472	7,540

Earnings Per Share

Basic (A/B)	$11.86	$9.72	$9.70
Diluted (A/C)	$11.80	$9.68	$9.65